Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 96.95%
Communication services: 5.34%
Entertainment: 3.04%
Liberty Media Corporation †	33,500	$ 2,506,805
Warner Music Group Corporation Class A	50,700	1,691,859
		4,198,664
Interactive media & services: 2.30%
IAC/InterActiveCorp †	32,772	1,691,035
ZoomInfo Technologies Incorporated †	60,000	1,482,600
		3,173,635
Consumer discretionary: 12.41%
Broadline retail: 3.86%
Global-E Online Limited †	61,289	1,975,344
MercadoLibre Incorporated †	2,543	3,351,827
		5,327,171
Diversified consumer services: 0.67%
Mister Car Wash Incorporated †	108,030	931,219
Hotels, restaurants & leisure: 5.50%
Chipotle Mexican Grill Incorporated †	1,300	2,220,777
Hyatt Hotels Corporation Class A †	11,500	1,285,585
MGM Resorts International	40,600	1,803,452
Wingstop Incorporated	12,400	2,276,392
		7,586,206
Leisure products: 1.20%
Callaway Golf Company †	76,510	1,654,146
Textiles, apparel & luxury goods: 1.18%
On Holding AG Class A †	52,300	1,622,869
Consumer staples: 2.56%
Personal care products: 2.56%
Bellring Brands Incorporated †	62,500	2,125,000
Coty Incorporated Class A †	116,700	1,407,402
		3,532,402
Financials: 4.31%
Capital markets: 3.75%
MarketAxess Holdings Incorporated	8,500	3,325,965
Morningstar Incorporated	9,100	1,847,573
		5,173,538
Insurance: 0.56%
Goosehead Insurance Incorporated Class A †	14,646	764,521
Health care: 20.84%
Biotechnology: 4.96%
Ascendis Pharma AS ADR †	9,848	1,055,903
See accompanying notes to portfolio of investments

Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
CRISPR Therapeutics AG †	13,027	$ 589,211
Exact Sciences Corporation †	26,500	1,796,965
Mirati Therapeutics Incorporated †	9,600	356,928
Natera Incorporated †	23,700	1,315,824
Sarepta Therapeutics Incorporated †	10,700	1,474,781
Zentalis Pharmaceuticals Incorporated †	14,600	251,120
		6,840,732
Health care equipment & supplies: 8.53%
DexCom Incorporated †	11,900	1,382,542
ICU Medical Incorporated †	11,200	1,847,552
Inari Medical Incorporated †	21,700	1,339,758
Inspire Medical Systems Incorporated †	9,400	2,200,258
iRhythm Technologies Incorporated †	15,000	1,860,450
Shockwave Medical Incorporated †	9,852	2,136,209
TransMedics Group Incorporated †	13,200	999,636
		11,766,405
Health care providers & services: 3.09%
HealthEquity Incorporated †	32,100	1,884,591
Option Care Health Incorporated †	75,000	2,382,750
		4,267,341
Life sciences tools & services: 4.26%
Bio-Rad Laboratories Incorporated Class A †	4,000	1,916,080
Bio-Techne Corporation	37,000	2,745,031
Waters Corporation †	3,900	1,207,557
		5,868,668
Industrials: 22.24%
Aerospace & defense: 2.18%
Axon Enterprise Incorporated †	13,400	3,012,990
Building products: 2.08%
Advanced Drainage Systems Incorporated	15,814	1,331,697
Trex Company Incorporated †	31,500	1,533,105
		2,864,802
Commercial services & supplies: 6.46%
Casella Waste Systems Incorporated Class A †	40,634	3,358,806
Ritchie Bros. Auctioneers Incorporated	17,300	973,817
Rollins Incorporated	51,000	1,914,030
Tetra Tech Incorporated	18,200	2,673,762
		8,920,415
Ground transportation: 2.78%
J.B. Hunt Transport Services Incorporated	9,900	1,737,054
Saia Incorporated †	7,700	2,095,016
		3,832,070
Machinery: 1.52%
RBC Bearings Incorporated †	9,000	2,094,570
See accompanying notes to portfolio of investments

2  |  Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Professional services: 3.97%
FTI Consulting Incorporated †	9,800	$ 1,934,030
WNS Holdings Limited ADR †	38,000	3,540,460
		5,474,490
Trading companies & distributors: 3.25%
SiteOne Landscape Supply Incorporated †	15,561	2,129,834
Watsco Incorporated	7,400	2,354,384
		4,484,218
Information technology: 24.22%
Electronic equipment, instruments & components: 6.24%
Novanta Incorporated †	19,300	3,070,437
Teledyne Technologies Incorporated †	9,600	4,294,656
Zebra Technologies Corporation Class A †	3,900	1,240,200
		8,605,293
IT services: 3.46%
Globant SA †	13,900	2,279,739
MongoDB Incorporated †	6,600	1,538,592
StoneCo Limited Class A †	100,619	959,905
		4,778,236
Semiconductors & semiconductor equipment: 4.49%
Entegris Incorporated	21,700	1,779,617
Impinj Incorporated †	18,600	2,520,672
Monolithic Power Systems Incorporated	2,400	1,201,296
Wolfspeed Incorporated †	10,800	701,460
		6,203,045
Software: 10.03%
BILL Holdings Incorporated †	17,266	1,400,963
CCC Intelligent Solutions †	192,700	1,728,519
Confluent Incorporated Class A †	70,900	1,706,563
Fair Isaac Corporation †	3,500	2,459,415
HubSpot Incorporated †	4,400	1,886,500
Olo Incorporated Class A †	124,400	1,015,104
Tyler Technologies Incorporated †	6,300	2,234,232
Zscaler Incorporated †	12,000	1,401,960
		13,833,256
Materials: 1.02%
Metals & mining: 1.02%
Allegheny Technologies Incorporated †	35,700	1,408,722
Real estate: 4.01%
Industrial REITs: 2.30%
Rexford Industrial Realty Incorporated	53,100	3,167,415
Residential REITs: 1.71%
Equity Lifestyle Properties Incorporated	35,245	2,365,997
Total Common stocks (Cost $130,398,943)		133,753,036

See accompanying notes to portfolio of investments

Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  |  3

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.35%
Investment companies: 3.35%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	4,629,510	$ 4,629,510
Total Short-term investments (Cost $4,629,510)				4,629,510
Total investments in securities (Cost $135,028,453)	100.30%			138,382,546
Other assets and liabilities, net	(0.30)			(417,852)
Total net assets	100.00%			$137,964,694

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,203,560	$7,137,757	$(6,711,807)	$ 0	$0	$4,629,510	4,629,510	$39,667
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,012,703	2,067,226	(3,079,832)	(97)	0	0	0	6,719#
				$(97)	$0	$4,629,510		$46,386

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Investments in Securities Lending Fund were valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  |  5

Notes to portfolio of investments—March 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,372,299	$0	$0	$7,372,299
Consumer discretionary	17,121,611	0	0	17,121,611
Consumer staples	3,532,402	0	0	3,532,402
Financials	5,938,059	0	0	5,938,059
Health care	28,743,146	0	0	28,743,146
Industrials	30,683,555	0	0	30,683,555
Information technology	33,419,830	0	0	33,419,830
Materials	1,408,722	0	0	1,408,722
Real estate	5,533,412	0	0	5,533,412
Short-term investments
Investment companies	4,629,510	0	0	4,629,510
Total assets	$138,382,546	$0	$0	$138,382,546
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)